Total
Invesco MSCI World SRI Index Fund
Fund Summary
Investment Objective(s)
The Fund’s investment objective is long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.
The table and Examples below do not reflect any transaction fees that may be charged by financial intermediaries or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class Y or Class R6 shares.You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information – Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares – Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Invesco MSCI World SRI Index Fund	Class A		Class C	Class R	Class Y	Class R5	Class R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%		none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	none	[1]	1.00%	none	none	none	none
[1]	A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Invesco MSCI World SRI Index Fund		Class A	Class C	Class R	Class Y	Class R5	Class R6
Management Fees		0.14%	0.14%	0.14%	0.14%	0.14%	0.14%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	0.50%	none	none	none
Other Expenses		2.06%	2.06%	2.06%	2.06%	1.94%	1.94%
Total Annual Fund Operating Expenses		2.45%	3.20%	2.70%	2.20%	2.08%	2.08%
Fee Waiver and/or Expense Reimbursement	[1]	2.01%	2.01%	2.01%	2.01%	1.89%	1.89%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.44%	1.19%	0.69%	0.19%	0.19%	0.19%
[1]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 0.44%, 1.19%, 0.69%, 0.19%, 0.19% and 0.19%, respectively, of the Fund’s average daily net assets (the “expense limits”). Unless Invesco continues the fee waiver agreement, it will terminate on February 28, 2025. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits without approval of the Board of Trustees.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y and Class R6 shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - Invesco MSCI World SRI Index Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	593	1,089	1,611	3,038
Class C	221	798	1,499	3,189
Class R	70	647	1,250	2,883
Class Y	19	494	995	2,375
Class R5	19	468	944	2,259
Class R6	19	468	944	2,259

You would pay the following expenses if you did not redeem your shares:
Expense Example No Redemption - Invesco MSCI World SRI Index Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	593	1,089	1,611	3,038
Class C	121	798	1,499	3,189
Class R	70	647	1,250	2,883
Class Y	19	494	995	2,375
Class R5	19	468	944	2,259
Class R6	19	468	944	2,259

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 23% of the average value of its portfolio.

Principal Investment Strategies of the Fund
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities represented in the MSCI World SRI Index (the Underlying Index) and in derivatives and other instruments that have economic characteristics similar to such securities.
The Underlying Index includes common stocks of large- and mid-capitalization companies from 23 developed market countries, including the U.S. The Underlying Index is a free float-adjusted market capitalization weighted index that is designed to represent the performance of companies that have high Environmental, Social and Governance (ESG) ratings relative to their sector peers, as determined by MSCI Inc. (MSCI), the index provider of the Underlying Index. The investment universe for the Underlying Index starts with constituents (i.e., a company or stock that is part of the index) included in the MSCI Global Investable Market Indexes. Companies are then excluded from the Underlying Index if: (1) they have any tie to controversial weapons, as defined by MSCI; (2) they are manufacturers or producers, as determined by MSCI, of civilian firearms, nuclear weapons (or of components or delivery platforms that can be used for nuclear weapons and/or provide auxiliary services related to nuclear weapons), or tobacco, or, with respect to civilian firearms and tobacco, derive 5% or more of their revenues from certain activities, such as distribution, production, retail, supply and licensing of such products; (3) their revenues from adult entertainment, alcohol, conventional weapons, gambling, genetically modified organisms, nuclear power, or thermal coal-based power generation exceed the business involvement thresholds determined by MSCI; (4) they derive any revenue (either reported or estimated) from unconventional fossil fuel extraction or thermal coal mining; or (5) they have evidence of ownership of fossil fuel reserves, as determined by MSCI.
MSCI utilizes proprietary ratings and research provided by MSCI ESG Research LLC (MSCI ESG Research) to assign the remaining companies an
“ESG Rating” and an “ESG Controversies Score.” Companies must meet a minimum ESG Rating and ESG Controversies Score to be eligible for inclusion in the Underlying Index.
According to MSCI ESG Research, an ESG Rating is based on a company’s ability to manage ESG risks and opportunities relative to its industry peers. MSCI ESG Research uses a quantitative model to evaluate the ability of companies to manage key issues, such as carbon emissions, water stress, or health and safety (each, a “Key Issue”) within their respective industries. Points of data include the company’s risk exposure to a particular Key Issue (by evaluating certain business metrics such as core product and business segments) and the company’s demonstrated management capabilities (by evaluating its management strategies and track record of performance in managing risks or opportunities). Other factors, such as a company’s ability to capitalize on certain opportunities presented by a particular risk and the company’s alleged involvement in ESG controversies, are also evaluated. Companies are assigned scores based on these various factors, which are then combined and normalized relative to their industry peers to create the final ESG Ratings. The Underlying Index methodology targets securities of companies making up the top 25% of the free float-adjusted market capitalization in each representative sector of each region represented in the Underlying Index according to their ESG Ratings.
An ESG Controversies Score is based on a company’s involvement in very serious controversies involving the negative ESG impact of its operations and/or products and services that are linked to specific international norms and principles represented by the UN Declaration of Human Rights, global conventions, such as the International Labour Organization (ILO) Fundamental Conventions, and the UN Global Compact.
The Underlying Index is rebalanced quarterly and reconstituted annually. The Fund is generally rebalanced and reconstituted in accordance with the Underlying Index.
In seeking to track the performance (before fees and expenses) of the Underlying Index, the Adviser utilizes a “sampling” methodology pursuant to which the Adviser will invest substantially all of the Fund’s assets in securities comprising the Underlying Index in approximately the same proportion as such securities’ weighting in the Underlying Index, but will generally not purchase all of the securities comprising the Underlying Index.
The Fund can use exchange-traded futures contracts, including index futures, to gain exposure to equity securities represented in the Underlying Index while managing cash balances. These investments are not subject to the ESG considerations discussed above.
The Fund intends to be diversified in approximately the same proportion as the Underlying Index is diversified. The Fund may become “non-diversified,” as defined in the Investment Company Act of 1940, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. A “non-diversified” fund can invest a greater percentage of its assets in a small group of issuers or in any one issuer than a diversified fund can. Shareholder approval will not be sought if the Fund becomes non-diversified due solely to a change in the relative market capitalization or index weighting of one or more constituents of the Underlying Index.
In seeking to track the Underlying Index, the Fund may from time to time have significant exposure to a particular sector.

Principal Risks of Investing in the Fund
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. For periods prior to June 29, 2020, performance shown is that of the Fund using its previous investment strategy. Therefore, the past performance shown for periods prior to June 29, 2020 may have differed had the Fund’s current investment strategy been in effect. The performance table compares the Fund’s performance to that of a broad measure of market performance and additional benchmarks with characteristics relevant to the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance.
Fund performance reflects any applicable fee waivers and expense reimbursements. Performance returns would be lower without applicable fee waivers and expense reimbursements.
All Fund performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund’s expenses.
Updated performance information is available on the Fund’s website at www.invesco.com/us.

The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.
Annual Total Returns

Class A	Period Ended	Returns
Best Quarter	June 30, 2020	17.78%
Worst Quarter	March 31, 2020	-21.64%

Average Annual Total Returns (for the periods ended December 31, 2023)
Average Annual Returns - Invesco MSCI World SRI Index Fund		1 Year	5 Years	Since Inception	Inception Date
Class A		20.62%	9.20%	7.70%	Jul. 01, 2016
Class C		25.63%	9.62%	7.71%	Jul. 01, 2016
Class R		27.26%	10.18%	8.24%	Jul. 01, 2016
Class Y		27.90%	10.71%	8.78%	Jul. 01, 2016
Class R5		27.90%	10.71%	8.78%	Jul. 01, 2016
Class R6		27.90%	10.71%	8.78%	Jul. 01, 2016
After Taxes on Distributions | Class A		19.77%	8.75%	7.09%
After Taxes on Distributions and Sale of Fund Shares | Class A		12.80%	7.23%	6.00%
Custom Invesco MSCI World SRI Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)	[1]	27.83%	13.04%	11.05%
MSCI World SRI Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)	[2]	27.83%	14.38%	12.27%
MSCI World IndexSM (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or taxes)	[2]	23.79%	12.80%	10.89%
[1]	The Custom Invesco MSCI World SRI Index (Net) is composed of the MSCI World Index through June 30, 2020, and the MSCI World SRI Index (Net) thereafter.
[2]	Effective February 28, 2024, the Fund changed its broad-based securities market benchmark from the MSCI World SRI Index (Net) to the MSCI World IndexSM (Net) to reflect that the MSCI World IndexSM (Net) can be considered more broadly representative of the overall applicable securities market.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans, 529 college savings plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.